Investment Objectives and Goals - iShares Large Cap Value Active ETF	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES LARGE CAP VALUE ACTIVE ETF Ticker: BLCV Stock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares Large Cap Value Active ETF (the “Fund”) seeks to maximize total return.